OnTrack Core Fund

Investor Class Shares OTRFX

December 29, 2014

Supplement to the Fund’s Prospectus dated May 1, 2014,

as previously supplemented August 25, 2014.

______________________________________________________________________________

The first sentence of the second paragraph of the section entitled “TAX STATUS, DIVIDENDS AND DISTRIBUTIONS,” is revised to read as follows.

“The Fund intends to distribute substantially all of its net investment income at least annually and net capital gains annually.”

Any information to the contrary in the Prospectus should be disregarded.

************

This Supplement, the Prospectus dated May 1, 2014 and the Supplement dated August 25, 2014, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus dated May 1, 2014 and the Supplement dated August 25, 2014 have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-855-747-9555.  You may obtain more information about the Fund at www.advisorspreferred.com or by calling toll-free 1-855-747-9555.

OnTrack Core Fund

Advisor Class Shares: OTRGX

December 29, 2014

Supplement to the Fund’s Prospectus dated May 1, 2014,

as previously supplemented August 25, 2014.

______________________________________________________________________________

The first sentence of the second paragraph of the section entitled “TAX STATUS, DIVIDENDS AND DISTRIBUTIONS,” is revised to read as follows.

“The Fund intends to distribute substantially all of its net investment income at least annually and net capital gains annually.”

Any information to the contrary in the Prospectus should be disregarded.

************

This Supplement, the Prospectus dated May 1, 2014 and the Supplement dated August 25, 2014, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus dated May 1, 2014 and the Supplement dated August 25, 2014 have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-855-747-9555.  You may obtain more information about the Fund at www.advisorspreferred.com or by calling toll-free 1-855-747-9555.